Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

At September 30, 2018 and March 31, 2018, other current assets consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Advance to suppliers	$376,191	$-
Other receivable	72,804	41,878
	$448,995	$41,878

At March 31, 2018, 2017 and 2016, other current assets consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Advance to suppliers	$-	$65,385	$208,750
Other receivable	41,878	9,027	106
	$41,878	$74,412	$208,856